Subsequent Events (Details Narrative) - Subsequent events - USD ($)	May 11, 2017	Feb. 01, 2017
Shares issued upon conversion of convertible notes payable, shares		5,820,237
Shares issued upon conversion of convertible notes payable, amount		$ 9,497
Shares issued upon conversion of convertible notes payable, accrued interest amount		$ 3,499
New shares issued, shares	33,333,333
New shares issued, proceeds	$ 100,000
New shares issued, price per share	$ 0.003